Additional disclosures in respect of guaranteed securities - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Oct. 29, 2007	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of detailed information about borrowings [line items]
Profit (loss)		£ 3,551	£ 7,794	[1]	£ 2,594	[2]
British Transco Finance Inc. £m
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.625%
Preferred shares issuance rate	3.90%
National Grid Gas plc
Disclosure of detailed information about borrowings [line items]
Preferred shares issuance rate	3.60%
British Transco Finance Inc. £m
Disclosure of detailed information about borrowings [line items]
Profit (loss)		£ 0	£ 0		£ 0
National Grid Plc
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary		100.00%
British Transco Finance Inc
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary		100.00%
Vermont Green Line Devco, LLC
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary		90.00%
Niagara Mohawk Power
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary		100.00%

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).